Financial Instruments - valuation - Valuation techniques (Details)	12 Months Ended
	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Unobservable Inputs
Specified target level of certainty for assumptions of unobservable inputs	90.00%	90.00%	90.00%
Recurring
Unobservable Inputs
Assets			£ 291,000,000,000	£ 373,500,000,000
Liabilities			£ 241,700,000,000	328,100,000,000
Loans and advances | Recurring | Minimum
Unobservable Inputs
Price (as percent)	0.00%	0.00%	0.00%
Loans and advances | Recurring | Maximum
Unobservable Inputs
Price (as percent)	100.53%	100.53%	100.53%
Debt securities | Recurring | Minimum
Unobservable Inputs
Price (as percent)	99.94%	99.94%	99.94%
Price			£ 0.00
Debt securities | Recurring | Maximum
Unobservable Inputs
Price (as percent)	101.84%	101.84%	101.84%
Price			£ 369.81
Equity shares | Recurring | Minimum
Unobservable Inputs
Fund NAV (as percent)	80.00%	80.00%	80.00%
Price			£ 0.164
Discount factor	9.00%	9.00%	9.00%
Equity shares | Recurring | Maximum
Unobservable Inputs
Fund NAV (as percent)	120.00%	120.00%	120.00%
Price			£ 585,066
Discount factor	13.00%	13.00%	13.00%
Customer accounts | Recurring | Minimum
Unobservable Inputs
Interest rate delta	(0.38%)	(0.38%)	(0.38%)
Correlation	(29.00%)	(29.00%)	(29.00%)
Customer accounts | Recurring | Maximum
Unobservable Inputs
Interest rate delta	2.61%	2.61%	2.61%
Correlation	86.05%	86.05%	86.05%
Debt securities in issue | Recurring | Minimum
Unobservable Inputs
Fund NAV			£ 0.202
Price | ¥	¥ 56.77
Debt securities in issue | Recurring | Maximum
Unobservable Inputs
Fund NAV			£ 977.24
Price | €		€ 148.68
Credit Default Swap | Recurring | Minimum
Unobservable Inputs
Credit spreads	0.00%	0.00%	0.00%
Correlation	(50.00%)	(50.00%)	(50.00%)
Volatility - assets/liabilities	38.00%	38.00%	38.00%
Upfront points	0.00%	0.00%	0.00%
Credit Default Swap | Recurring | Maximum
Unobservable Inputs
Credit spreads	6.50%	6.50%	6.50%
Correlation	80.00%	80.00%	80.00%
Volatility - assets/liabilities	80.00%	80.00%	80.00%
Upfront points	99.00%	99.00%	99.00%
Interest and foreign exchange contracts | Recurring | Minimum
Unobservable Inputs
Correlation	(75.00%)	(75.00%)	(75.00%)
Recovery rate	10.00%	10.00%	10.00%
Volatility - liabilities	0.00%	0.00%	0.00%
Interest and foreign exchange contracts | Recurring | Maximum
Unobservable Inputs
Correlation	100.00%	100.00%	100.00%
Recovery rate	40.00%	40.00%	40.00%
Volatility - liabilities	292.00%	292.00%	292.00%
Equity | Recurring | Minimum
Unobservable Inputs
Correlation	(57.00%)	(57.00%)	(57.00%)
Forward	146.00%	146.00%	146.00%
Volatility - liabilities	7.00%	7.00%	7.00%
Equity | Recurring | Maximum
Unobservable Inputs
Correlation	95.00%	95.00%	95.00%
Forward	189.00%	189.00%	189.00%
Volatility - liabilities	11.00%	11.00%	11.00%
Level 3 | Recurring
Unobservable Inputs
Assets			£ 3,288,000,000	4,537,000,000	£ 3,917,000,000
Liabilities			2,185,000,000	£ 2,997,000,000	£ 2,716,000,000
Level 3 | Loans and advances | Recurring
Unobservable Inputs
Assets			200,000,000
Level 3 | Debt securities | Recurring
Unobservable Inputs
Assets			1,200,000,000
Level 3 | Equity shares | Recurring
Unobservable Inputs
Assets			200,000,000
Level 3 | Customer accounts | Recurring
Unobservable Inputs
Liabilities			200,000,000
Level 3 | Debt securities in issue | Recurring
Unobservable Inputs
Liabilities			300,000,000
Level 3 | Derivatives | Recurring
Unobservable Inputs
Assets			1,700,000,000
Liabilities			1,700,000,000
Level 3 | Credit Default Swap | Recurring
Unobservable Inputs
Assets			200,000,000
Liabilities			100,000,000
Level 3 | Interest and foreign exchange contracts | Recurring
Unobservable Inputs
Assets			1,400,000,000
Liabilities			1,500,000,000
Level 3 | Equity | Recurring
Unobservable Inputs
Assets			100,000,000
Liabilities			£ 100,000,000